Future Materials Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2012	$ 9,594
2013	9,594
2014	9,594
2015	7,193
2016	7,193
Total	$ 43,168